Segment Reporting Segment Reporting (Policies)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Segment Reporting, Policy
The Company’s segment structure reflects how management currently operates and allocates resources. The Company's businesses are segregated based on conventional power generation, renewable businesses which consist of solar and wind, and the thermal and chilled water business. The Corporate segment reflects the Company's corporate costs.